Loans, financing and debentures - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Short-term liabilities | R$		R$ 4,251,131		R$ 3,478,673
Amount of financing with real guarantees | R$		84,462		114,472
Amount of guarantees and promissory notes | R$		18,684,982		13,586,936
Collateral guarantees to secure letters of credits | R$		100,200		97,947
Transaction costs, initial balance on acquisition of subsidiary | $	$ 57,246
Transaction costs, new funding | $	18,117
Transaction Costs Incurred | $	$ 75,363
Transaction costs to be appropriated | $			$ 92,080		$ 69,914
Transaction costs appropriated | R$		53,197		18,928		R$ 19,626
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			300,000
Description of protection instrument for principal and interest	for the principal of 52.5% of the DI and for interest DI minus 1.4% for a notional amount
Loan 4 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 50,000
Description of protection instrument for principal and interest	for principal and interest at DI + 1.6% for a notional amount
IPP [member]
Disclosure of detailed information about borrowings [line items]
Maximum amount of future payments related to these collaterals | R$		R$ 87,160		R$ 219,700